Long-Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure
2016 (July to December 2016)	$ 16,250
2017	32,500
2018	32,500
2019	282,500
2020	170,000
2021 and thereafter	205,000
Total long term debt	$ 738,750	$ 688,333